Eaton Vance
New Jersey Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.2%
New Jersey Infrastructure Bank:
Green Bonds, 5.00%, 9/1/36	$1,000	$ 1,182,360
Green Bonds , 5.00%, 9/1/38	500	577,170
		$ 1,759,530
Education — 2.8%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), 4.00%, 6/15/56	$1,550	$ 1,295,846
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	1,765	1,802,895
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,070,740
		$ 4,169,481
Escrowed/Prerefunded — 1.4%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/24, 5.00%, 1/1/28	$2,000	$ 2,024,740
		$ 2,024,740
General Obligations — 20.4%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,918,711
Burlington County Bridge Commission, NJ:
5.00%, 8/1/30	500	562,300
5.00%, 8/1/31	410	461,631
5.00%, 8/1/32	250	281,438
5.00%, 10/1/36	1,000	1,086,010
Chester Township, NJ:
2.00%, 10/1/29	1,000	925,830
2.00%, 10/1/30	495	451,509
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,280,652
East Brunswick, NJ, 2.00%, 7/15/30	2,375	2,173,244
Essex County, NJ:
2.00%, 9/1/31	995	897,619
2.00%, 9/1/32	2,935	2,616,993
4.00%, 8/15/33	1,170	1,286,099
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,034,020
Hudson County Improvement Authority, NJ, 4.25%, 4/5/24	2,000	2,014,320
Jersey City, NJ, 5.00%, 11/1/33	800	879,840
Monmouth County Improvement Authority, NJ:
3.00%, 12/1/36	100	94,719
5.00%, 12/1/37	925	1,078,559
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monmouth County Improvement Authority, NJ: (continued)
5.00%, 12/1/38	$645	$ 748,013
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	142,487
3.00%, 3/1/36	150	142,331
3.00%, 3/1/37	260	239,169
3.00%, 3/1/39	275	242,773
3.00%, 3/1/41	290	248,455
3.00%, 3/1/44	930	778,522
New Jersey, 2.00%, 6/1/27	3,635	3,426,714
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	103,359
3.00%, 8/15/38	150	135,720
Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,216,656
Puerto Rico, 5.625%, 7/1/29	1,000	1,058,800
Summit, NJ, 3.00%, 7/15/45	1,360	1,159,631
		$ 30,686,124
Hospital — 10.5%
Camden County Improvement Authority, NJ, (Cooper Health System):
5.00%, 2/15/35	$750	$ 754,815
5.75%, 2/15/42	1,100	1,101,529
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,103
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Health System Obligated Group), 4.00%, 7/1/37	710	725,691
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/32	590	627,530
5.00%, 7/1/39	2,750	2,844,820
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	51,324
5.00%, 7/1/33	1,155	1,184,995
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,519,779
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	998,987
3.125%, 7/1/33	835	760,218
4.00%, 7/1/48	3,000	2,489,340
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):
Prerefunded to 7/1/26, 5.00%, 7/1/28	1,000	1,066,690

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group): (continued)
Prerefunded to 7/1/26, 5.00%, 7/1/29	$500	$ 533,345
		$ 15,834,166
Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,350	$ 2,280,840
Social Bonds, 4.50%, 10/1/42	1,975	1,991,728
		$ 4,272,568
Industrial Development Revenue — 4.9%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$ 3,098,760
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,765,640
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,507,005
		$ 7,371,405
Insured - Education — 0.1%
New Jersey Educational Facilities Authority, (William Paterson University), (AGM), 4.00%, 7/1/36	$135	$ 138,042
		$ 138,042
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 3,036,248
		$ 3,036,248
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 906,814
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	408,797
		$ 1,315,611
Insured - General Obligations — 8.4%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,584,285
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	643,087
East Orange, NJ:
(AGM), 5.00%, 10/15/30	175	200,310
(AGM), 5.00%, 10/15/31	400	457,936
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Irvington Township, NJ, (AGM), 0.00%, 7/15/23	$3,775	$ 3,745,593
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,215,288
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,958
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	527,330
		$ 12,680,787
Insured - Lease Revenue/Certificates of Participation — 6.1%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	$6,500	$ 5,825,625
(AGC), 0.00%, 7/1/27	1,900	1,647,604
(NPFG), 5.25%, 7/1/26	1,620	1,711,481
		$ 9,184,710
Insured - Special Tax Revenue — 4.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,712,960
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,102,650
		$ 6,815,610
Insured - Transportation — 1.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,031,946
South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	555,755
		$ 2,587,701
Lease Revenue/Certificates of Participation — 5.9%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,854,717
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	1,002,830
5.00%, 6/15/35	1,000	1,128,270
5.00%, 6/15/38	3,220	3,428,237
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,531,020
		$ 8,945,074
Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,068,660
		$ 1,068,660

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 198,856
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,926,372
		$ 2,125,228
Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$620	$ 604,041
(AMT), 4.00%, 12/1/34	455	453,412
(AMT), 5.00%, 12/1/29	1,565	1,715,882
(AMT), 5.912%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	1,515	1,514,424
		$ 4,287,759
Transportation — 14.8%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$ 1,008,140
Delaware River Port Authority of Pennsylvania and New Jersey:
5.00%, 1/1/33	1,000	1,123,950
5.00%, 1/1/35	2,270	2,535,204
5.00%, 1/1/36	1,250	1,383,625
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,979
New Jersey Turnpike Authority:
4.50%, 1/1/48	2,000	2,047,780
5.00%, 1/1/45	2,780	2,840,437
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,521,780
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,654,122
(AMT), 5.00%, 11/15/36	3,160	3,252,240
(AMT), 5.00%, 1/15/47	1,000	1,059,540
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,525,485
5.00%, 11/1/31	1,000	1,019,030
		$ 22,247,312
Total Tax-Exempt Municipal Obligations (identified cost $141,777,162)		$140,550,756

Taxable Municipal Obligations — 5.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 531,649
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	534,404
1.357%, 3/1/27	500	447,575
1.547%, 3/1/28	500	439,125
2.729%, 8/1/33	700	593,558
2.849%, 8/1/35	1,000	831,480
		$ 3,377,791
Lease Revenue/Certificates of Participation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$ 4,374,397
		$ 4,374,397
Total Taxable Municipal Obligations (identified cost $8,566,835)		$ 7,752,188
Total Investments — 98.6% (identified cost $150,343,997)		$148,302,944
Other Assets, Less Liabilities — 1.4%		$ 2,181,112
Net Assets — 100.0%		$150,484,056
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $198,856 or 0.1% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.5% to 11.5% of total investments.

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
Currency Abbreviations:
USD	– United States Dollar
The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$140,550,756	$ —	$140,550,756
Taxable Municipal Obligations	—	7,752,188	—	7,752,188
Total Investments	$ —	$148,302,944	$ —	$148,302,944
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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